Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Parenthetical) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 20, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Current Receivables [Line Items]
Income tax instalments applied against VAT receivable		$ 7,582,000	$ 0
Value added tax collected		8,246,000	16,027,000
Allowance for doubtful accounts on other receivables		$ 0	$ 92,000
Subsequent [Member]
Disclosure Of Trade And Other Current Receivables [Line Items]
Value added tax collected	$ 1,887,000